Fair Value Measurements - Summary of the changes in the fair value of the FPA liability (Detail) - Fair Value, Recurring [Member] - Level 3 [Member] - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Beginning balance		$ 2,050,000	$ 50,000
Recognized gain on change in fair value	[1]	(300,000)	(2,000,000)
Ending balance		$ 1,750,000	$ 2,050,000

[1]	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.